Trade and Other Receivables	12 Months Ended
Mar. 31, 2020
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
22)	TRADE AND OTHER RECEIVABLES

	As at March 31
Particulars	2019	2020
Trade and other receivables, net	46,819	46,814
Due from employees	326	542
Security deposits, net	6,550	8,152
Interest accrued on term deposits	1,767	557
Total	55,462	56,065
Non-current	2,267	2,658
Current	53,195	53,407
Total	55,462	56,065

The trade receivables primarily consist of airline, corporate and retail customers.

Security deposits include amounts paid in advance to suppliers of hotel and other services in order to guarantee the provision of those services.

The management does not consider there to be significant concentration of credit risk relating to trade and other receivables.

The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables is disclosed in note 6 and 36. Trade and other receivables from related parties are disclosed in note 39.